Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000147928 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147928 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147928 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147928 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147928 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147928 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147928 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147928 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147928 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000147928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147928 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000147928 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147929 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147929 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147929 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147929 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147929 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147929 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147929 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147929 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147929 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147929 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000147929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147929 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000147929 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063871 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063871 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063871 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063871 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063871 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063871 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | I3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063871 | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063871 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063871 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000063871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000063871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000063871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000063871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063871 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000063871 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009765 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009765 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009765 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009765 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009765 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009765 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | I3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009765 | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009765 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009765 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000009765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000009765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000009765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009765 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000009765 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063872 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063872 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063872 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000063872 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063872 | Semtech Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063872 | Mohawk Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063872 | CTS Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063872 | PotlatchDeltic Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063872 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063872 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063872 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000063872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000063872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000063872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000063872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000063872 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000063872 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009766 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009766 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009766 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009766 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009766 | Semtech Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009766 | Mohawk Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009766 | CTS Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009766 | PotlatchDeltic Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009766 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009766 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009766 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000009766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000009766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000009766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000009766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000009766 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%